Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14.Commitments and Contingencies

On February 26, 2014, the Company signed four new building contracts for the construction of four aframax crude carriers for $51,720 each. On October 23, 2014, the Company signed two new building contracts for the construction of two LR1 product carriers for $46,920 each. On November 26, 2014, the Company signed a new building contract relating to the construction of one shuttle tanker for $98,000. Also, on October 23, 2014 the Company signed a termination agreement for a contract signed in 2012, with the same yard, for the construction of a shuttle tanker. Under this old contract, an amount of $4,500 was paid in 2013 as part of the first installment. Under the termination agreement, an amount of $600 per vessel will be used against the contract price of the LR1 product carriers and an amount of $1,650 will be used against the contract price of the shuttle tanker. The remaining prepaid amount of $1,650 will be used against the contract price of future new buildings, currently being discussed between the Company and the Shipyard.

Including the newbuilding contracts signed in 2014, at December 31, 2014, the Company had under construction nine aframax tankers, two LR1 product tankers, one shuttle tanker and one LNG carrier. The total contracted amount remaining to be paid for the thirteen vessels under construction, plus the extra costs agreed as at December 31, 2014 was $710,466. Scheduled remaining payments as at December 31, 2014 were $128,492 in 2015, $373,009 in 2016 and $208,965 in 2017.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2015	178,444
2016	113,683
2017	143,875
2018	156,001
2019 to 2028	803,810

Minimum charter revenue	1,395,813

These amounts do not assume any off-hire.

The Company has signed charter party agreements for twelve of its vessels under construction for periods ranging from 4.5 years to 8 years to commence on delivery of the vessels, delivered between the second quarter of 2016 and the third quarter of 2017. Revenues of $620,366 to be generated by these vessels have been included in the above table.